STOCKHOLDERS' DEFICIT	12 Months Ended
Dec. 31, 2022
Tailwind Acquisition Corp [Member]
STOCKHOLDERS' DEFICIT
NOTE 7. STOCKHOLDERS’ DEFICIT
Preferred Stock
—
As of December 31, 2022, the Company was authorized to issue 1,000,000 shares of preferred stock with a par value of $0.0001 per share with such designation, rights and preferences as may be determined from time to time by the Company’s board of directors. As of December 31, 2022 and 2021, there were no shares of preferred stock issued or outstanding.
Class
 A Common Stock —
As of December 31, 2022, the Company was authorized to issue 500,000,000 shares of Class A common stock with a par value of $0.0001 per share. Holders of Class A common stock are entitled to one vote for each share. At December 31, 2022, there were 316,188 shares of Class A common stock issued and outstanding after 30,188,729 shares of Class A common stock were redeemed on September 7, 2022 and 2,916,653 shares of Class A common stock were redeemed on December 27, 2022, and at December 31, 2021, there were 33,421,570 shares of Class A common stock issued and outstanding, which are included as temporary equity on the accompanying consolidated balance sheet.
Class
 B Common Stock —
As of December 31, 2022, the Company was authorized to issue 50,000,000 shares of Class B common stock with a par value of $0.0001 per share. As of December 31, 2022 and 2021, there were
8,355,393
shares of Class B common stock issued and outstanding.
Holders of Class A common stock and Class B common stock will vote together as a single class on all matters submitted to a vote of stockholders except as required by law.
The shares of Class B common stock will automatically convert into shares of Class A common stock at the time of a Business Combination on a one-for-one
basis, subject to adjustment. In the case that additional shares of Class A common stock, or equity-linked securities, are issued or deemed issued in excess of the amounts offered in the Initial Public Offering and related to the closing of a Business Combination, the ratio at which shares of Class B common stock shall convert into shares of Class A common stock will be adjusted (unless the holders of a majority of the outstanding shares of Class B common stock agree to waive such adjustment with respect to any such issuance or deemed issuance) so that the number of shares of Class A common stock issuable upon conversion of all shares of Class B common stock will equal, in the aggregate, on an as-converted
basis, 20% of the sum of the total number of all shares of common stock outstanding upon the completion of the Initial Public Offering plus all shares of Class A common stock and equity-linked securities issued or deemed issued in connection with a Business Combination (excluding any shares or equity-linked securities issued, or to be issued, to any seller in a Business Combination).